Stock-Based Compensation Plans - Additional Information (Detail) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares plan $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 132,000,000	$ 284,000,000
Number of deferred share unit plans | plan	2
Minimum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	0.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting multiplier, percent	200.00%
Net settlement rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average unit fair value of granted | $	$ 5.20
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 10.77
Weighted average exercise price, exercised (in CAD per share) | $ / shares	$ 11.97
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares) | shares	793
Common shares issued in exercise of other equity instruments (in shares) | shares	562
Outstanding number (in shares) | shares	8,653	11,895
Weighted average remaining contractual life of outstanding share options (in years)	4 years 21 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 17.83	$ 13.66
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 5,000,000	$ 12,000,000
Outstanding number (in shares) | shares	348	1,005
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 3.54	$ 6.49
Cenovus Replacement Stock Options | 3.00 to 4.99
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding number (in shares) | shares	348
Weighted average remaining contractual life of outstanding share options (in years)	5 months 19 days
Weighted average exercise price of share options outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 3.54
Cenovus Replacement Stock Options | Settled for cash
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, exercised (in dollars per share) | $ / shares	$ 7.34
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for cash | shares	577
Weighted average exercise price, exercised (in CAD per share) | $ / shares	$ 7.48
Cenovus Replacement Stock Options | Settled for common shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in shares) | shares	37
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement, settled for common shares (in CAD per share) | $ / shares	$ 5.17
Common shares issued in exercise of other equity instruments (in shares) | shares	29
PSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 80,000,000	$ 238,000,000
Award vesting term	3 years
Intrinsic value of vested | $	$ 0
RSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 105,000,000	97,000,000
Award vesting term	3 years
Intrinsic value of vested | $	$ 0
DSUs Option One
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	50.00%
DSUs Option Four
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	75.00%
Deferred Share Units Option Five
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	100.00%
DSUs
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Employee Long-Term Incentives | $	$ 38,000,000	$ 37,000,000
Deferred Income Tax Assets to be Settled After More Than Twelve Months
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Term of share options in sharebased payment arrangement	1 year
3 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Term of share options in sharebased payment arrangement	2 years
4 Years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of share options in sharebased payment arrangement	3 years
Later than seven years and not later than ten years
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Term of share options in sharebased payment arrangement	7 years